Financial Income and Expenses - Summary of Financial Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about finance income expense [Line Items]
Finance income	kr (361)	kr (115)	kr 525
Finance expenses	(843)	(2,158)	(2,458)
Contractual interest on financial assets [member]
Disclosure of detailed information about finance income expense [Line Items]
Finance income	(75)	32	385
Contractual interest on financial assets at fair value through profit or loss category [member]
Disclosure of detailed information about finance income expense [Line Items]
Finance income	(92)	(316)	(110)
Instruments at fair value through profit or loss [member]
Disclosure of detailed information about finance income expense [Line Items]
Finance income	(231)	(68)	190
Available for sale [member]
Disclosure of detailed information about finance income expense [Line Items]
Finance income	40
Loans and receivables [member]
Disclosure of detailed information about finance income expense [Line Items]
Finance income	(102)	(79)	(53)
Other financial income and expenses [member]
Disclosure of detailed information about finance income expense [Line Items]
Finance income	7		3
Contractual interest on financial liabilities [member]
Disclosure of detailed information about finance income expense [Line Items]
Finance expenses	(1,027)	(1,355)	(1,428)
Instruments at fair value through profit or loss [member]
Disclosure of detailed information about finance income expense [Line Items]
Finance expenses	543	(729)	(760)
Financial assets including hedge relationships at fair value through profit or loss category [member]
Disclosure of detailed information about finance income expense [Line Items]
Finance expenses	2	71	152
Liabilities at amortized cost [member]
Disclosure of detailed information about finance income expense [Line Items]
Finance expenses	72	218	213
Other financial income and expenses [member]
Disclosure of detailed information about finance income expense [Line Items]
Finance expenses	kr (431)	kr (292)	kr (483)